YieldMax Ultra Option Income Strategy ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 75.9%		Shares	Value
Auto Manufacturers - 3.6%
Tesla, Inc. (a)(b)(c)		25,000	$10,115,000

Beverages - 2.1%
Celsius Holdings, Inc. (a)(b)(c)		230,000	5,745,400

Biotechnology - 2.5%
Moderna, Inc. (a)(b)(c)		175,000	6,898,500

Commercial Services - 2.9%
PayPal Holdings, Inc. (a)(b)		90,000	7,972,200

Computers - 5.6%
Crowdstrike Holdings, Inc. - Class A (a)(b)(c)		22,000	8,757,540
Dell Technologies, Inc. - Class C (b)(c)		64,200	6,651,120
			15,408,660

Cosmetics/Personal Care - 1.3%
elf Beauty, Inc. (a)(b)(c)		35,000	3,496,850

Diversified Financial Services - 6.6%
Coinbase Global, Inc. - Class A (a)(b)(c)		31,800	9,264,294
Upstart Holdings, Inc. (a)(b)(c)		140,000	9,064,300
			18,328,594

Electric - 3.2%
Talen Energy Corp. (a)(b)(c)		40,000	8,869,200

Electronics - 2.4%
Coherent Corp. (a)(b)(c)		75,000	6,786,750

Healthcare-Products - 2.9%
Intuitive Surgical, Inc. (a)(b)		14,000	8,006,320

Internet - 12.3%
Hims & Hers Health, Inc. (a)(b)(c)		350,000	13,048,000
Netflix, Inc. (a)(b)		8,000	7,814,080
Roku, Inc. (a)(b)(c)		125,000	10,345,000
Trump Media & Technology Group Corp. (a)(b)(c)		95,000	3,026,700
			34,233,780

Investment Companies - 2.6%
MARA Holdings, Inc. (a)(b)(c)		400,000	7,336,000

Machinery-Construction & Mining - 2.9%
Vertiv Holdings Co. - Class A (b)(c)		69,000	8,074,380

Machinery-Diversified - 1.2%
Symbotic, Inc. (a)(b)(c)		110,000	3,228,500

Retail - 3.4%
Cava Group, Inc. (a)(b)(c)		70,000	9,453,500

Semiconductors - 11.9%
Advanced Micro Devices, Inc. (a)(b)(c)		100,000	11,595,000
Micron Technology, Inc. (b)(c)		100,000	9,124,000
NVIDIA Corp. (b)(c)		102,100	12,259,147
			32,978,147

Software - 8.5%
MicroStrategy, Inc. - Class A (a)(b)(c)		25,000	8,369,750
Palantir Technologies, Inc. - Class A (a)(b)(c)		91,900	7,580,831
ServiceNow, Inc. (a)(b)		7,500	7,637,850
			23,588,431
TOTAL COMMON STOCKS (Cost $198,107,378)			210,520,212

EXCHANGE TRADED FUNDS - 15.9%
Direxion Daily Semiconductors Bull 3X Shares (b)(c)		400,000	10,808,000
Direxion Daily Small Cap Bull 3X Shares (b)(c)		365,000	16,187,750
ProShares UltraPro QQQ (b)(c)		205,000	16,957,600
TOTAL EXCHANGE TRADED FUNDS (Cost $43,637,228)			43,953,350

PURCHASED OPTIONS - 1.0% (b)(d)(e)	Notional Amount	Contracts
Put Options - 1.0%			$–
Advanced Micro Devices, Inc., Expiration: 02/07/2025; Exercise Price: $100.00	$11,595,000	1,000	56,000
Cava Group, Inc., Expiration: 02/07/2025; Exercise Price: $123.00	9,453,500	700	33,600
Celsius Holdings, Inc., Expiration: 02/07/2025; Exercise Price: $22.00	5,745,400	2,300	17,250
Coherent Corp., Expiration: 02/07/2025; Exercise Price: $83.00	6,786,750	750	187,500
Coinbase Global, Inc., Expiration: 02/14/2025; Exercise Price: $260.00	9,264,294	318	200,340
Crowdstrike Holdings, Inc., Expiration: 02/07/2025; Exercise Price: $375.00	8,757,540	220	40,700
Dell Technologies, Inc., Expiration: 02/07/2025; Exercise Price: $90.00	6,651,120	642	5,136
Direxion Daily Semiconductors Bull 3X Shares, Expiration: 02/07/2025; Exercise Price: $20.00	10,808,000	4,000	40,000
Direxion Daily Small Cap Bull 3X Shares, Expiration: 02/07/2025; Exercise Price: $40.00	16,187,750	3,650	125,925
elf Beauty, Inc., Expiration: 02/07/2025; Exercise Price: $90.00	3,496,850	350	106,400
Hims & Hers Health, Inc., Expiration: 02/07/2025; Exercise Price: $29.00	13,048,000	3,500	24,500
Intuitive Surgical, Inc., Expiration: 02/07/2025; Exercise Price: $540.00	8,006,320	140	9,450
MARA Holdings, Inc., Expiration: 02/07/2025; Exercise Price: $15.00	7,336,000	4,000	18,000
Micron Technology, Inc., Expiration: 02/07/2025; Exercise Price: $81.00	9,124,000	1,000	21,500
MicroStrategy, Inc., Expiration: 02/07/2025; Exercise Price: $300.00	8,369,750	250	100,000
Moderna, Inc., Expiration: 02/07/2025; Exercise Price: $37.50	6,898,500	1,750	159,250
Netflix, Inc., Expiration: 02/07/2025; Exercise Price: $920.00	7,814,080	80	8,000
NVIDIA Corp., Expiration: 02/07/2025; Exercise Price: $100.00	12,259,147	1,021	45,434
Palantir Technologies, Inc., Expiration: 02/07/2025; Exercise Price: $76.00	7,580,831	919	253,184
PayPal Holdings, Inc., Expiration: 02/07/2025; Exercise Price: $80.00	7,972,200	900	69,300
ProShares UltraPro QQQ, Expiration: 02/07/2025; Exercise Price: $73.00	16,957,600	2,050	82,000
Roku, Inc., Expiration: 02/14/2025; Exercise Price: $73.00	10,345,000	1,250	278,750
ServiceNow, Inc., Expiration: 02/07/2025; Exercise Price: $950.00	7,637,850	75	12,938
Symbotic, Inc., Expiration: 02/07/2025; Exercise Price: $23.00	3,228,500	1,100	35,750
Talen Energy Corp., Expiration: 02/21/2025; Exercise Price: $200.00	8,869,200	400	236,000
Tesla, Inc., Expiration: 02/07/2025; Exercise Price: $350.00	10,115,000	250	15,625
Trump Media & Technology Group Corp., Expiration: 02/07/2025; Exercise Price: $27.00	3,026,700	950	6,175
Upstart Holdings, Inc., Expiration: 02/14/2025; Exercise Price: $57.00	9,064,300	1,400	514,500
Vertiv Holdings Co., Expiration: 02/07/2025; Exercise Price: $95.00	8,074,380	690	8,625
TOTAL PURCHASED OPTIONS (Cost $3,337,002)			2,711,832

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%		Shares
First American Government Obligations Fund - Class X, 4.32% (f)		14,447,584	14,447,584
TOTAL SHORT-TERM INVESTMENTS (Cost $14,447,584)			14,447,584

TOTAL INVESTMENTS - 98.0% (Cost $259,529,192)			271,632,978
Other Assets in Excess of Liabilities - 2.0%			5,605,675
TOTAL NET ASSETS - 100.0%			$277,238,653
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of security has been pledged to the broker in connection with options as of January 31, 2025.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

YieldMax Ultra Option Income Strategy ETF
Schedule of Written Options
January 31, 2025 (Unaudited)

WRITTEN OPTIONS - (2.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (2.3)%
Advanced Micro Devices, Inc., Expiration: 02/07/2025; Exercise Price: $130.00	$(11,595,000)	(1,000)	$(111,500)
Cava Group, Inc., Expiration: 02/07/2025; Exercise Price: $135.00	(9,453,500)	(700)	(271,250)
Celsius Holdings, Inc., Expiration: 02/07/2025; Exercise Price: $26.00	(5,745,400)	(2,300)	(117,300)
Coherent Corp., Expiration: 02/07/2025; Exercise Price: $98.00	(6,786,750)	(750)	(240,000)
Coinbase Global, Inc., Expiration: 02/14/2025; Exercise Price: $330.00	(9,264,294)	(318)	(219,420)
Crowdstrike Holdings, Inc., Expiration: 02/07/2025; Exercise Price: $410.00	(8,757,540)	(220)	(100,100)
Dell Technologies, Inc., Expiration: 02/07/2025; Exercise Price: $112.00	(6,651,120)	(642)	(23,112)
Direxion Daily Semiconductors Bull 3X Shares, Expiration: 02/07/2025; Exercise Price: $28.00	(10,808,000)	(4,000)	(424,000)
Direxion Daily Small Cap Bull 3X Shares, Expiration: 02/07/2025; Exercise Price: $46.00	(16,187,750)	(3,650)	(363,175)
elf Beauty, Inc., Expiration: 02/07/2025; Exercise Price: $115.00	(3,496,850)	(350)	(89,075)
Hims & Hers Health, Inc., Expiration: 02/07/2025; Exercise Price: $35.50	(13,048,000)	(3,500)	(978,250)
Intuitive Surgical, Inc., Expiration: 02/07/2025; Exercise Price: $580.00	(8,006,320)	(140)	(56,700)
MARA Holdings, Inc., Expiration: 02/07/2025; Exercise Price: $20.00	(7,336,000)	(4,000)	(118,000)
Micron Technology, Inc., Expiration: 02/07/2025; Exercise Price: $100.00	(9,124,000)	(1,000)	(39,000)
MicroStrategy, Inc., Expiration: 02/07/2025; Exercise Price: $370.00	(8,369,750)	(250)	(116,250)
Moderna, Inc., Expiration: 02/07/2025; Exercise Price: $45.50	(6,898,500)	(1,750)	(56,875)
Netflix, Inc., Expiration: 02/07/2025; Exercise Price: $980.00	(7,814,080)	(80)	(93,200)
NVIDIA Corp., Expiration: 02/07/2025; Exercise Price: $130.00	(12,259,147)	(1,021)	(140,898)
Palantir Technologies, Inc., Expiration: 02/07/2025; Exercise Price: $92.00	(7,580,831)	(919)	(218,263)
PayPal Holdings, Inc., Expiration: 02/07/2025; Exercise Price: $94.00	(7,972,200)	(900)	(147,600)
ProShares UltraPro QQQ, Expiration: 02/07/2025; Exercise Price: $85.00	(16,957,600)	(2,050)	(366,950)
Roku, Inc., Expiration: 02/14/2025; Exercise Price: $91.00	(10,345,000)	(1,250)	(399,375)
ServiceNow, Inc., Expiration: 02/07/2025; Exercise Price: $1,030.00	(7,637,850)	(75)	(98,250)
Symbotic, Inc., Expiration: 02/07/2025; Exercise Price: $31.00	(3,228,500)	(1,100)	(206,250)
Talen Energy Corp., Expiration: 02/21/2025; Exercise Price: $240.00	(8,869,200)	(400)	(282,000)
Tesla, Inc., Expiration: 02/07/2025; Exercise Price: $415.00	(10,115,000)	(250)	(201,875)
Trump Media & Technology Group Corp., Expiration: 02/07/2025; Exercise Price: $33.00	(3,026,700)	(950)	(79,325)
Upstart Holdings, Inc., Expiration: 02/14/2025; Exercise Price: $75.00	(9,064,300)	(1,400)	(521,500)
Vertiv Holdings Co., Expiration: 02/07/2025; Exercise Price: $115.00	(8,074,380)	(690)	(377,775)
TOTAL WRITTEN OPTIONS (Premiums received $7,318,427)			$(6,457,268)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

YieldMax Ultra Option Income Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$210,520,212	$–	$–	$210,520,212
Exchange Traded Funds	43,953,350	–	–	43,953,350
Purchased Options	–	2,711,832	–	2,711,832
Money Market Funds	14,447,584	–	–	14,447,584
Total Investments	$268,921,146	$2,711,832	$–	$271,632,978

Liabilities:
Investments:
Written Options	$–	$(6,457,268)	$–	$(6,457,268)
Total Investments	$–	$(6,457,268)	$–	$(6,457,268)

Refer to the Schedule of Investments for further disaggregation of investment categories.